SUBMISSION
     TYPE     485BPOS
     DOCUMENT-COUNT  4
     FILER
      CIK  0000882997
      CCC   uf4vpwd#
      FILE-NUMBER  33-50873
     ACT    33
     LIVE
     NOTIFY obriew@nuveen.com
     SUBMISSION-CONTACT
     PHONE  (312)917-8021
     NAME    BILL O'BRIEN
 DOCUMENT
    TYPE   485BPOS
    DESCRIPTION  POST-EFFECTIVE
    TEXT
   MODULE
    NAME  P063000
    CIK  0001019937
    CCC  tv*d6qmi
    /MODULE
      PAGE
                                   SEC FILE NO.  33-50873
                                 40 ACT FILE NO.  811-2271
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C.  20549
                              POST-EFFECTIVE
                              AMENDMENT NO. 7
                                     TO
                                  FORM S-6
For registration under the Securities Act of 1933 of Securities of Unit Investment Trusts registered on Form N-8B-2
            Nuveen Tax-Free Unit Trust, Series 709           (fORMERLY KNOWN
As Nuveen Tax-Exempt Unit Trust)
                         JOHN NUVEEN & CO. INCORPORATED
                               (Name of Depositor)
                            333 West Wacker Drive
                            Chicago, Illinois  60606
             (Complete address of Depositor's Principal Executive Offices)
John Nuveen & Co., Incorporated          Chapman & Cutler
 Attention:  Gifford R. Zimmerman         Attention:  Eric F. Fess
 333 West Wacker Drive                    111 West Monroe Street
 Chicago, Illinois  60606                 Chicago, Illinois  60603
            (Name and complete address of Agents for Service)
An indefinite number of Units has been registered pursuant to Rule 24F-2 promulgated under the Investment Company Act of 1940, as amended. On February 28, 1990, a Rule 24F-2 Notice with respect to this Series was filed with the Securities and Exchange Commission.
It is proposed that this filing will become effective (check appropriate box)
(     )  Immediately upon filing pursuant to paragraph (B)
 (  X  )  On April  1, 2001 pursuant to paragraph (B) of Rule 485
 (     )  60 days after filing pursuant to paragraph (A)
 (     )  On (date) pursuant to paragraph (A) of Rule (485 or 486)
(     )  Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.
          Contents of Post-Effective Amendment
                of Registration Statement
     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:
                 The Facing Sheet
                 The Prospectus
                 The Signatures
                 The Consent of Independent Accounts
Part One of the Registrant's Prospectus, filed separately, is incorporated by this Reference hereto.
      PAGE   2
Tax-Free Unit Trust
Series 709
National Insured Trust 262                            131,535.334 Units
Georgia Insured Trust 33                               22,327.944 Units
Ohio Insured Trust 110                                 31,046.759 Units
Prospectus - Part Two
 Revision Date April  1, 2001

Note: This Prospectus Part Two may not be distributed unless accompanied by Part One.
Currently Offered at Public Offering Price plus interest accrued to the date of settlement. Minimum purchase - either $5,000 or 50 Units, whichever is less.
THE UNITS of fractional undivided interest in the Nuveen Tax-Free Unit Trust being offered hereby are issued and outstanding Units that have been reacquired by John Nuveen & Co. Incorporated either by purchase of Units tendered to the Trustee for redemption or by purchase in the open market. The price paid in each instance was not less than the Redemption Price determined as provided in Part One under the caption "How Units May Be Redeemed Without Charge." The Units are being offered at the Public Offering Price computed in the manner described in Part One under the caption "Public Offering Price." Any profit or loss resulting from the sale of Units will accrue to John Nuveen & Co. Incorporated and no proceeds from the sale will be received by the Trust.
THE NUVEEN TAX-FREE UNIT TRUST consists of a number of underlying separate unit investment trusts, each of which contains a diversified portfolio of interest-bearing obligations issued by or on behalf of the states (or in the case of State Trusts, primarily by or on behalf of the State for which such State Trust is named) and counties, municipalities, authorities and political subdivisions thereof, the interest on which is, in the opinion of bond counsel to each issuer, exempt from all Federal income tax and, in the case of a State Trust, from State income taxes in the State for which such State Trust is named. All Bonds in each Trust were rated in the category "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. on the Date of Deposit ("BBB" or "Baa", respectively, or better by such services in the case of National Traditional Trust 76 and earlier National Traditional Trusts). Current ratings, if any, on Bonds in a Trust are set forth in the Schedule of Investments for such trust herein.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
      PAGE   3
 PAGE




                                 ESSENTIAL INFORMATION REGARDING THE TRUST(S)

                                           As Of January 31, 2001

                          Sponsor and Evaluator.......John Nuveen & Co. Incorporated

                          Trustee.................The Chase Manhattan Bank, N.A.

The income, expense and distribution data set forth below have been calculated for Unitholders electing to receive monthly distributions.  Unitholders choosing distributions quarterly or semi-annually will receive a slightly higher net annual interest income because of the lower Trustee's fees and expenses under such plans.




                                                     National Insured    Georgia Insured    Ohio Insured Trust

                                                        Trust 262            Trust 33              110

-------------------------------------------------  ------------------  ------------------  ------------------


Principal Amount of Bonds in Trust...............   $   13,185,000      $    2,255,000      $    3,125,000

Number of Units..................................      130,880.334          22,203.325          31,021.759

Fractional Undivided Interest in

  Trust Per Unit.................................   1/ 130,880.334      1/  22,203.325      1/  31,021.759

Public Offering Price ---

  Less then 1,000 Units

    Aggregate Bid Price of Bonds in Trust........   $   13,134,189      $    2,239,421      $    3,132,987

    Plus Sales Charge <F1>.......................   $      718,918      $      128,755      $      160,489

      Total......................................   $   13,853,107      $    2,368,176      $    3,293,476

    Divided by Number of Units...................   $    105.85         $    106.66         $    106.17

    Plus Cash Per Unit <F2>......................   $(     0.07)        $      0.07         $(     0.55)

    Public Offering Price Per Unit <F3>..........   $    105.78         $    106.73         $    105.62

Redemption Price Per Unit (exclusive of

  accrued interest)..............................   $    100.29         $    100.93         $    100.45

Sponsor's Repurchase Price Per Unit

  (exclusive of accrued interest)................   $    100.29         $    100.93         $    100.45

Excess of Public Offering Price Per Unit

  over Redemption Price Per Unit.................   $      5.49         $      5.80         $      5.17

Excess of Public Offering Price per Unit over

  Sponsor's Repurchase price Per Unit............   $      5.49         $      5.80         $      5.17

    Par Value Per Unit <F4>......................   $    100.73         $    101.64         $    100.47

Calculation of Net Annual Interest Income

  Per Unit

    Annual Interest Income.......................   $      5.4496       $      5.2192       $      5.2355

    Less Estimated Annual Expense................   $      0.1490       $      0.1727       $      0.1652

    Net Annual Interest Income...................   $      5.3006       $      5.0465       $      5.0703

Daily Rate of Accrual Per Unit...................   $      0.01472      $      0.01402      $      0.01408

Trustee's Annual Fee per $1000 principal (6).....   $      1.1200       $      1.1200       $      1.1200

Estimated Current Return <F5>....................          5.01%               4.73%               4.80%

Estimated Long Term Return <F5>..................          4.54%               4.59%               4.47%

Evaluations for purpose of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange next following receipt by John Nuveen & Co. Incorporated of an order for a sale or purchase of units or receipt by United States

Trust Company of New York of units tendered for redemption.



-------------------------------------------------------------------------------------------------------------

<F1>
(1)      See "Public Offering Price" in Part One for the method by which the sales charge is calculated.

<F2>
(2)   This amount represents cash held by the Trust (or an advancement of cash to the Trust by the Trustee) which may amount to less than $.01 per Unit and is added to (or deducted from) the Public Offering Price.

<F3>
(3)   Units are offered at the Public Offering Price plus accrued interest to the date of settlement (three business days after purchase).  On the above date there was added to the Public Offering Price of the National Insured

Trust 262, Georgia Insured Trust 33 and Ohio Insured Trust 110, respectively,

$105.78, $106.73 and $105.62, accrued interest to the settlement date of $.21,

$.75 and $.74, for a total price of $105.99, $107.48 and $106.36,

respectively.

<F4>
(4)   Par value per Unit is each Unit's pro rata share of aggregate principal amount of Bonds in the Trust adjusted to reflect cash, if any, held in or advanced to the Principal Account.

<F5>
(5)   See "Estimated Long Term Return and Estimated Current Return" in Part

One for an explanation of these returns.

<F6>
(6)  Notwithstanding anything to the contrary in Part One, the Trustee's

Annual Fee is set forth herein.  The Trustee's Annual Fee per $1000 principal amount of Bonds set forth above is calculated for Unitholders electing the monthly plan of distribution. The Trustee's Annual Fee per $1000 principal amount of Bonds for National Insured Trust 262, Georgia Insured Trust 33 and

Ohio Insured Trust 110 will be $0.8000,$0.8000 and $0.8000, under the quarterly distribution option and $0.6100,$0.6100 and $0.6100, under the semi-annual distribution option.






      PAGE   4






                               Essential Information Regarding the Trust(s) on

                                         Date of Deposit (Continued)



General Information



Record Dates ................................................  See "Distributions to Unitholders" in Part One

Distribution Dates ..........................................  See "Distributions to Unitholders" in Part One

Minimum Principal Distribution .............................................................  $0.10 per Unit.

Date Trust Established .....................................................................  December 8,1993

Mandatory Termination Date ........................  See "Amendment and Termination of Indenture" in Part One

Minimum Value of Trust ............................  See "Amendment and Termination of Indenture" in Part One

Sponsor's Annual Evaluation Fee .................................  $0.170 per $1000 principal amount of Bonds

      PAGE   5
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                            NATIONAL INSURED TRUST 262

                                   (Series 709)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $12,897,750) (Note 1) .............. $  12,971,876

     Accrued interest receivable ................................       216,636

                                                                  --------------



               Total assets ..................................... $  13,188,512

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $     145,193

     Accrued trustee and evaluator fees .........................         2,240

                                                                  --------------



               Total liabilities ................................ $     147,433

                                                                  --------------



               Net assets, applicable to 131,536 units of

                 fractional undivided interest outstanding ...... $  13,041,079

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 150,000 units sold ........... $  15,408,462

       Less initial underwriting commission (Note 1) ............  (    754,949)

                                                                  --------------

                                                                  $  14,653,513

     Less cost of 18,464 units redeemed .........................  (  1,796,934)

                                                                  --------------

                                                                  $  12,856,579

     Undistributed net investment income ........................        78,830

     Unrealized appreciation (depreciation) of investments ......        74,126

     Accumulated net realized gain (loss) from

       investment transactions ..................................        31,544

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $  13,041,079

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      77,082        $      98.55    $       .60    $      99.15

     Quarterly................      17,426               98.55            .60           99.15

     Semi-Annual..............      37,028               98.55            .60           99.15

                                ---------------  ============  ==============  ===========

                                   131,536

                                ===============







See accompanying notes to financial statements.



      PAGE   6
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                         NATIONAL INSURED TRUST 262

                                                (Series 709)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       750,332   $       786,213   $       795,058

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $        16,022   $        16,748   $        16,911

    Evaluator fees ..................................            2,356             2,461             2,489

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $        18,378   $        19,209   $        19,400

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       731,954   $       767,004   $       775,658

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $        20,650   $         7,486   $         7,142

    Net change in unrealized appreciation or

      depreciation of investments ...................          489,139    (      978,825)          355,843

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $       509,789   $(      971,339)  $       362,985

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $     1,241,743   $(      204,335)  $     1,138,643

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       731,954   $       767,004   $       775,658

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................           20,650             7,486             7,142

  Net change in unrealized appreciation or

    depreciation of investments .....................          489,139    (      978,825)          355,843

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $     1,241,743   $(      204,335)  $     1,138,643

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      739,922)  $(      853,126)  $(      779,103)

  Proceeds from investment transactions .............                0                42    (           42)

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      739,922)  $(      853,084)  $(      779,145)

                                                       ----------------  ----------------  ----------------



Redemption of 11,705, 2,032 and

    2,697 units, respectively .......................  $(    1,128,097)  $(      201,416)  $(      272,857)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(      626,276)  $(    1,258,835)  $        86,641



Net assets at beginning of year .....................       13,667,355        14,926,190        14,839,549

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $78,830,$86,797 and $172,918,respectively) .........  $    13,041,079   $    13,667,355   $    14,926,190

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE   7
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     NATIONAL INSURED TRUST 262

                                                            (Series 709)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    400,000        Illinois Health Facilities Authority, Revenue        No Optional Call    AAA        Aaa     $    427,568

                     Bonds, Series 1992B (Franciscan Sisters Health

                     Care Corporation Project), 6.250% Due 9/1/2021.

                     (Original issue discount bonds delivered on or

                     about June 9, 1992 at a price of 93.885% of

                     principal amount.) (Escrow Secured.)



     765,000        Illinois Health Facilities Authority, Revenue        2003 at 102         AAA        Aaa          765,918

                     Bonds, Series 1993 (Memorial Medical Center System

                     Project), Springfield, Illinois, 5.650% Due

                     10/1/2018.



   1,415,000        Illinois Health Facilities Authority, Revenue        2003 at 102         AAA        Aaa        1,374,191

                     Bonds, Series 1993 (Rush-Presbyterian-St. Luke's

                     Medical Center Obligated Group), 5.500% Due

                     11/15/2025.



     500,000        Regional Transportation Authority, Cook, DuPage,     2002 at 100         AAA        Aaa          501,410

                     Kane, Lake, McHenry and Will Counties, Illinois,

                     General Obligation Bonds, Series 1992A, 6.125% Due

                     6/1/2022. (Original issue discount bonds delivered

                     on or about June 11, 1992 at a price of 93.625% of

                     principal amount.)



   1,050,000        Town of Hermon, Maine, 1993 General Obligation       2003 at 102         AAA        Aaa

                     Bonds,

                     435M-5.500% Due 11/1/2010,                                                                      447,828

                     615M-5.500% Due 11/1/2011.                                                                      631,950



   1,430,000        Massachusetts Bay Transportation Authority, General  2003 at 100         AAA        Aaa        1,421,820

                     Transportation System Bonds, 1992 Series B

                     Refunding, (General Obligation Bonds.) 5.500% Due

                     3/1/2021. (Original issue discount bonds delivered

                     on or about January 19, 1993 at a price of 89.125%

                     of principal amount.)



     500,000        Huron Valley School District, Counties of Oakland    No Optional Call    AAA        Aaa          215,420

                     and Livingston, State of Michigan, 1993 Refunding

                     Bonds (General Obligation-Unlimited Tax), 0.000%

                     Due 5/1/2016. (Original issue discount bonds

                     delivered on or about February 9, 1993 at a price

                     of 22.128% of principal amount.)





      PAGE   8






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     NATIONAL INSURED TRUST 262

                                                            (Series 709)



Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    145,000        Vicksburg Community Schools, Counties of Kalamazoo   No Optional Call    AAA        Aaa     $     76,605

                     and St. Joseph, State of Michigan, 1993 Refunding

                     Bonds (General Obligation-Unlimited Tax), 0.000%

                     Due 5/1/2013. (Original issue discount bonds

                     delivered on or about May 11, 1993 at a price of

                     30.706% of principal amount.)



     470,000        New York City (New York), Municipal Water Finance    2002 at 101.5       AAA        Aaa          478,112

                     Authority, Water and Sewer System Revenue Bonds,

                     Fiscal 1993 Series A, 6.000% Due 6/15/2017.



      25,000        State of Ohio, Full Faith and Credit, Series 1993,   No Optional Call    AAA        Aaa           14,837

                     College Savings Bonds, (General Obligation Bonds.)

                     0.000% Due 8/1/2011. (Original issue discount

                     bonds delivered on or about December 9, 1993 at a

                     price of 38.391% of principal amount.)



     235,000        Pennsylvania Intergovernmental Cooperation           2003 at 100         AAA        Aaa          240,736

                     Authority, Special Tax Revenue Bonds (City of

                     Philadelphia Funding Program), Series of 1993,

                     5.600% Due 6/15/2015. (Escrow Secured To Optional

                     Redemption Date.)



     815,000        Delaware County Authority (Commonwealth of           2003 at 102         AAA        Aaa          809,841

                     Pennsylvania), University Revenue Bonds, Series of

                     1993 (Villanova University), 5.500% Due 8/1/2023.



   1,390,000        Brazos River Authority (Texas), Collateralized       2003 at 102         AAA        Aaa        1,392,099

                     Revenue Refunding Bonds (Houston Lighting & Power

                     Company Project), Series 1993, 5.600% Due

                     12/1/2017.



   1,490,000        Public Utility District No. 1 of Snohomish County,   2003 at 102         AAA        Aaa        1,512,365

                     Washington, Generation System Revenue Bonds,

                     Series 1993, 6.000% Due 1/1/2018.



     360,000        Washington Health Care Facilities Authority,         2004 at 102         AAA        Aaa          379,552

                     Revenue Bonds, Series 1993A (The Heart Institute

                     of Spokane), 5.800% Due 8/15/2018. (Escrow Secured

                     To Optional Redemption Date.)





      PAGE   9






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     NATIONAL INSURED TRUST 262

                                                            (Series 709)



Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    760,000        Washington Public Power Supply System, Nuclear       2003 at 102         AAA        Aaa     $    779,509

                     Project No. 2 Refunding Revenue Bonds, Series

                     1993A, 5.750% Due 7/1/2012.



   1,500,000        Wisconsin Health and Educational Facilities          2003 at 102         AAA        Aaa        1,502,115

                     Authority, Wheaton Franciscan Services, Inc.

                     System, Revenue Bonds, Series 1993, 5.750% Due

                     8/15/2022. (Original issue discount bonds

                     delivered on or about January 21, 1993 at a price

                     of 92.659% of principal amount.)



------------                                                                                                    ------------

$ 13,250,000                                                                                                    $ 12,971,876

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.



Five Bonds in the Trust are general obligations of the governmental entities issuing them and are backed by the taxing power thereof.  Payment of principal and interest on three Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Dedicated-Tax

Supported Revenue,  1; Education Revenue,  1; Power Revenue,  3; Health Care

Facility Revenue,  3; Water And/or Sewer Revenue,  1 .



Approximately 27% and 28% of the aggregate principal amount of Bonds in the

Trust consist of obligations of issuers whose revenues are derived from the sale or service of Power Revenue and Health Care Facility Revenue,

respectively.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.



Approximately 34% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.







      PAGE  10






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     NATIONAL INSURED TRUST 262

                                                            (Series 709)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc. 23%  of the Bonds

comprise issues of entities located in the state of Illinois.  The Bond

Portfolio consists of 17 obligations issued by entities located in 10 states.

      PAGE  11
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                             GEORGIA INSURED TRUST 33

                                   (Series 709)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $2,171,642) (Note 1) ............... $   2,185,771

     Accrued interest receivable ................................        44,445

                                                                  --------------



               Total assets ..................................... $   2,230,216

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $       4,447

     Accrued trustee and evaluator fees .........................           397

                                                                  --------------



               Total liabilities ................................ $       4,844

                                                                  --------------



               Net assets, applicable to 22,328 units of

                 fractional undivided interest outstanding ...... $   2,225,372

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 35,000 units sold ............ $   3,578,987

       Less initial underwriting commission (Note 1) ............  (    175,355)

                                                                  --------------

                                                                  $   3,403,632

     Less cost of 12,672 units redeemed .........................  (  1,198,952)

                                                                  --------------

                                                                  $   2,204,680

     Undistributed net investment income ........................        25,569

     Unrealized appreciation (depreciation) of investments ......        14,129

     Accumulated net realized gain (loss) from

       investment transactions ..................................  (     19,006)

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   2,225,372

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      14,946        $      98.52    $      1.15    $      99.67

     Quarterly................       1,884               98.52           1.15           99.67

     Semi-Annual..............       5,498               98.52           1.15           99.67

                                ---------------  ============  ==============  ===========

                                    22,328

                                ===============







See accompanying notes to financial statements.



      PAGE  12
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                          GEORGIA INSURED TRUST 33

                                                (Series 709)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       124,233   $       135,531   $       147,048

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         3,344   $         3,611   $         3,833

    Evaluator fees ..................................              410               449               484

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         3,754   $         4,060   $         4,317

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       120,479   $       131,471   $       142,731

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $         2,897   $         5,230   $         6,394

    Net change in unrealized appreciation or

      depreciation of investments ...................          102,413    (      207,794)           76,903

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $       105,310   $(      202,564)  $        83,297

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       225,789   $(       71,093)  $       226,028

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       120,479   $       131,471   $       142,731

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................            2,897             5,230             6,394

  Net change in unrealized appreciation or

    depreciation of investments .....................          102,413    (      207,794)           76,903

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       225,789   $(       71,093)  $       226,028

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      123,594)  $(      133,010)  $(      144,932)

  Proceeds from investment transactions .............                0                 0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      123,594)  $(      133,010)  $(      144,932)

                                                       ----------------  ----------------  ----------------



Redemption of 2,903, 1,302 and

    1,989 units, respectively .......................  $(      272,092)  $(      126,906)  $(      201,176)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(      169,897)  $(      331,009)  $(      120,080)



Net assets at beginning of year .....................        2,395,269         2,726,278         2,846,358

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $25,569,$28,684 and $30,223,respectively) ..........  $     2,225,372   $     2,395,269   $     2,726,278

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE  13
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                      GEORGIA INSURED TRUST 33

                                                            (Series 709)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    100,000        Municipal Electric Authority of Georgia, General     No Optional Call    AAA        Aaa     $     54,041

                     Power Revenue Bonds, 1988B Series, 0.000% Due

                     1/1/2013. (Original issue discount bonds delivered

                     on or about August 25, 1988 at a price of 15.158%

                     of principal amount.)



     400,000        Cherokee County (Georgia), Water and Sewerage        No Optional Call    AAA        Aaa          399,532

                     Authority, Water and Sewerage Revenue Bonds,

                     Refunding and Improvements Series 1993, 5.500% Due

                     8/1/2023.



      10,000        Cherokee County School System (Georgia), General     2004 at 102         AAA        Aaa           10,385

                     Obligation School Bonds, Series 1993, 5.375% Due

                     2/1/2014. (Escrow Secured To Optional Redemption

                     Date.)



     525,000        The Dalton-Whitfield County Hospital Authority       2004 at 102         AAA        Aaa          515,125

                     (Georgia), Refunding Revenue Anticipation

                     Certificates, Series 1993, 5.375% Due 7/1/2020.



      45,000        The DeKalb County Hospital Authority (Georgia),      2003 at 102         AAA        Aaa           44,199

                     Revenue Anticipation Certificates (DeKalb Medical

                     Center Project), Series 1993A, 5.000% Due

                     9/1/2014. (Original issue discount bonds delivered

                     on or about September 21, 1993 at a price of

                     93.984% of principal amount.)



     440,000        The Fulton-DeKalb Hospital Authority (Georgia),      2003 at 102         AAA        Aaa          437,580

                     Revenue Refunding Certificates, Series 1993,

                     (General Obligation Bonds.) 5.500% Due 1/1/2020.

                     (Original issue discount bonds delivered on or

                     about June 15, 1993 at a price of 94.499% of

                     principal amount.)



     330,000        Henry County, Georgia and Henry County Water and     2004 at 102         AAA        Aaa          323,143

                     Sewerage Authority, Water and Sewerage Revenue

                     Refunding and Improvement Bonds, Series 1993A,

                     5.250% Due 2/1/2018.



      25,000        Macon-Bibb County Hospital Authority, Revenue        No Optional Call    AAA        Aaa           25,452

                     Anticipation Certificates, Series 1993C (The

                     Medical Center of Central Georgia), 5.300% Due

                     8/1/2013.





      PAGE  14






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                      GEORGIA INSURED TRUST 33

                                                            (Series 709)



Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    380,000        Commonwealth of Puerto Rico, Public Improvement      2003 at 101.5       AAA        Aaa     $    376,314

                     Refunding Bonds, Series 1993 (General Obligation

                     Bonds.), 5.250% Due 7/1/2018. (Original issue

                     discount bonds delivered on or about July 15, 1993

                     at a price of 93.414% of principal amount.)



------------                                                                                                    ------------

$  2,255,000                                                                                                    $  2,185,771

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.



Two Bonds in the Trust are general obligations of the governmental entities issuing them and are backed by the taxing power thereof.  Payment of principal and interest on one Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Power Revenue,  1;

Health Care Facility Revenue,  3; Water And/or Sewer Revenue,  2 .



Approximately 26% and 32% of the aggregate principal amount of Bonds in the

Trust consist of obligations of issuers whose revenues are derived from the sale or service of Health Care Facility Revenue and Water And/or Sewer

Revenue, respectively.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.



Approximately 43% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  The Bond Portfolio

consists of 8 obligations issued by entities located in Georgia and 1 obligation(s) issued by entities located in Puerto Rico.

      PAGE  15
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                              OHIO INSURED TRUST 110

                                   (Series 709)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $3,046,563) (Note 1) ............... $   3,071,476

     Accrued interest receivable ................................        42,857

                                                                  --------------



               Total assets ..................................... $   3,114,333

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      21,783

     Accrued trustee and evaluator fees .........................           535

                                                                  --------------



               Total liabilities ................................ $      22,318

                                                                  --------------



               Net assets, applicable to 31,047 units of

                 fractional undivided interest outstanding ...... $   3,092,015

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 35,000 units sold ............ $   3,584,850

       Less initial underwriting commission (Note 1) ............  (    175,642)

                                                                  --------------

                                                                  $   3,409,208

     Less cost of 3,953 units redeemed ..........................  (    380,176)

                                                                  --------------

                                                                  $   3,029,032

     Undistributed net investment income ........................        35,042

     Unrealized appreciation (depreciation) of investments ......        24,913

     Accumulated net realized gain (loss) from

       investment transactions ..................................         3,028

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   3,092,015

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      18,049        $      98.46    $      1.13    $      99.59

     Quarterly................       6,335               98.46           1.13           99.59

     Semi-Annual..............       6,663               98.46           1.13           99.59

                                ---------------  ============  ==============  ===========

                                    31,047

                                ===============







See accompanying notes to financial statements.



      PAGE  16
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                           OHIO INSURED TRUST 110

                                                (Series 709)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       165,753   $       170,523   $       173,288

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         4,211   $         4,387   $         4,400

    Evaluator fees ..................................              540               556               565

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         4,751   $         4,943   $         4,965

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       161,002   $       165,580   $       168,323

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $         6,031   $           795   $         4,519

    Net change in unrealized appreciation or

      depreciation of investments ...................          119,744    (      235,772)           78,026

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $       125,775   $(      234,977)  $        82,545

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       286,777   $(       69,397)  $       250,868

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       161,002   $       165,580   $       168,323

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................            6,031               795             4,519

  Net change in unrealized appreciation or

    depreciation of investments .....................          119,744    (      235,772)           78,026

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       286,777   $(       69,397)  $       250,868

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      162,078)  $(      166,639)  $(      169,034)

  Proceeds from investment transactions .............                0                 0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      162,078)  $(      166,639)  $(      169,034)

                                                       ----------------  ----------------  ----------------



Redemption of 1,023, 830 and

    650 units, respectively .........................  $(       97,733)  $(       82,405)  $(       65,561)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $        26,966   $(      318,441)  $        16,273



Net assets at beginning of year .....................        3,065,049         3,383,490         3,367,217

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $35,042,$36,118 and $37,175,respectively) ..........  $     3,092,015   $     3,065,049   $     3,383,490

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE  17
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                       OHIO INSURED TRUST 110

                                                            (Series 709)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    100,000        State of Ohio, Full Faith and Credit, Series 1993,   No Optional Call    AAA        Aaa     $     59,347

                     College Savings Bonds, (General Obligation Bonds.)

                     0.000% Due 8/1/2011. (Original issue discount

                     bonds delivered on or about December 9, 1993 at a

                     price of 38.391% of principal amount.)



     480,000        Ohio Air Quality Development Authority, State of     2003 at 102         AAA        Aaa          479,957

                     Ohio, Pollution Control Revenue Refunding Bonds,

                     1993 Series B (Ohio Edison Company Project),

                     5.625% Due 11/15/2029.



     490,000        State of Ohio (Ohio Higher Educational Facility      2003 at 102         AAA        Aaa          489,378

                     Commission), Higher Educational Facility Revenue

                     Bonds (Kenyon College Project), 5.375% Due

                     12/1/2016.



     500,000        City of Hamilton!, Ohio, Electric System Mortgage    2002 at 102         AAA        Aaa          507,860

                     Revenue Refunding Bonds, 1992 Series A, 6.000% Due

                     10/15/2023.



     250,000        County of Lucas, Ohio, Hospital Refunding Revenue    2003 at 102         AAA        Aaa          248,570

                     Bonds, Series 1993C (St. Vincent Medical Center),

                     5.375% Due 8/15/2017.



     365,000        County of Lucas, Ohio, Hospital Improvement and      2003 at 102         AAA        Aaa          339,169

                     Refunding Revenue Bonds, Series 1993 (The Toledo

                     Hospital), 5.000% Due 11/15/2022. (Original issue

                     discount bonds delivered on or about July 29, 1993

                     at a price of 91.402% of principal amount.)



      90,000        County of Lucas, Ohio, Hospital Improvement and      2003 at 102         AAA        Aaa           92,452

                     Refunding Revenue Bonds, Series 1993 (The Toledo

                     Hospital), 5.000% Due 11/15/2022. (Original issue

                     discount bonds delivered on or about July 29, 1993

                     at a price of 91.402% of principal amount.)

                     (Escrow Secured To Optional Redemption Date.)



     350,000        County of Stark, Ohio, Hospital Refunding Revenue    2003 at 102         AAA        Aaa          359,593

                     Bonds, Series 1993B (Timken Mercy Medical Center),

                     5.000% Due 12/1/2019. (Original issue discount

                     bonds delivered on or about September 23, 1993 at

                     a price of 94.000% of principal amount.) (Escrow

                     Secured To Optional Redemption Date.)





      PAGE  18






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                       OHIO INSURED TRUST 110

                                                            (Series 709)



Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    500,000        Commonwealth of Puerto Rico, Public Improvement      2003 at 101.5       AAA        Aaa     $    495,150

                     Refunding Bonds, Series 1993 (General Obligation

                     Bonds.), 5.250% Due 7/1/2018. (Original issue

                     discount bonds delivered on or about July 15, 1993

                     at a price of 93.414% of principal amount.)



------------                                                                                                    ------------

$  3,125,000                                                                                                    $  3,071,476

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.



Two Bonds in the Trust are general obligations of the governmental entities issuing them and are backed by the taxing power thereof.  Payment of principal and interest on two Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Education Revenue,

1; Power Revenue,  2; Health Care Facility Revenue,  2 .



Approximately 31% of the aggregate principal amount of Bonds in the Trust consist of obligations of issuers whose revenues are derived from the sale or service of Power Revenue.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.



Approximately 45% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  The Bond Portfolio

consists of 8 obligations issued by entities located in Ohio and 1 obligation(s) issued by entities located in Puerto Rico.

      PAGE  19
Notes To Financial Statements
1.  Summary of Significant Accounting Policies:
     The Trustee is responsible for maintaining the books and records of the Trust on a cash basis and for safekeeping securities owned by the Trust. The Sponsor is responsible for preparation of the financial statements in accordance with generally accepted accounting principles based upon the books and records provided by the Trustee. The following is a summary of the significant accounting policies followed by each Trust.
     Organizational Costs - Each Trust (and therefore Unitholders)deposited on or after July 25, 1995 will bear all or a portion of the estimated organizational costs which will be deferred and amortized over five years from the Initial Date of Deposit.
     Security Valuation - Tax-Free Bonds are reflected at market value in the accompanying statement of net assets. The Sponsor determines the market price of the Bonds in each Trust (1) on the basis of current bid prices of the Bonds obtained from dealers or brokers (including the Sponsor) who customarily deal in bonds comparable to those held by the Trust, (2) if bid prices are not available for any of the Bonds, on the basis of bid prices for comparable bonds, (3) by causing the value of the Bonds to be determined by others engaged in the practice of evaluating, quoting or appraising comparable bonds, or (4) by any combination of the above.
     Unit Valuation - On the Date of Deposit, the Public Offering Price of Units was determined by adding a sales charge to the Trustee's determination of the offering price of the Bonds. The value of Units offered in the secondary market maintained by the Sponsor is based upon the pro rata share of the bid price of the Bonds, plus a sales charge determined in accordance with the table set forth in Part One under the caption "Public Offering Price" based on the number of years remaining to the maturity of each Bond and adjusted for cash, if any, held or owed by such Trust.
     The initial underwriting commission and investors' original cost of Units, as shown on the statement of net assets, are based upon the assumption that the maximum sales commission was charged for each initial purchase of Units.
 Income and Expenses - Income and expenses are recognized on the accrual basis of accounting. Gains and losses from Bond transactions are determined on a specific identification basis.
 2.  Income Tax Status:
     Each Trust is not an association taxable as a corporation for Federal income tax purposes, and, therefore, has recorded no provision for Federal income taxes. Each unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, subchapter J of Chapter 1 of the Internal Revenue Code of 1986 and will have a taxable event each time the Trust disposes of a bond.
3.  Operating Expenses:
     See "Operating Expenses" in Part One of this Prospectus for information with respect to trustee and evaluator fees and expenses.
4.  Use of Estimates:
     The Preparation of the Trust's financial statements in conformity with generally accepted accounting principles requires the Sponsor to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.
Notes To Schedule(s) Of Investments
1. The Bonds are first subject to optional redemption in the years, and at the prices shown. Unless otherwise indicated, the Bonds, except for Bonds issued at a substantial original issue discount, are redeemable at declining prices (but not below par value) in subsequent years. Original issue discount bonds are generally redeemable at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable, some premium, the amount of which will decline in subsequent years. The Bonds may also be subject to sinking fund redemption without premium prior to the dates shown.
 Certain Bonds may be subject to redemption without premium prior to the date shown pursuant to special or mandatory call provisions; for example, if bond proceeds are not able to be used as contemplated, the project is condemned or sold, or the project is destroyed and insurance proceeds are used to redeem the bonds. Single family mortgage revenue bonds and housing obligation bonds are most likely to be called subject to such provisions, but other bonds may have similar call features. (See Part One, "Selection of Bonds for Deposit in the Trusts.")
 The Trustee's determination of the offering price of Bonds in the Trust may be greater or less than the amounts that may be received upon redemption or maturity of such Bonds. Subject to rules concerning amortization of bond premium and of original issue discount, gain or loss realized by the Trustee on disposition of any Bonds will be recognized as taxable capital gain or loss by Unitholders. (See Part One, "Tax Status of Unitholders.") 2. The ratings shown are those assigned as of the date of the Schedule of Investments. Any Bonds insured by MBIA, are rated AAA by Standard & Poor's Corporation and Aaa by Moody's Investors Service, Inc.
      PAGE  20
                REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
To the Board of Directors of John Nuveen & Co. Incorporated and Unitholders of Nuveen Tax-Free Unit Trust, Series 709:
We have audited the accompanying statements of net assets and schedules of investments of Nuveen Tax-Free Unit Trust, Series 709 (comprising, National Insured Trust 262, Georgia Insured Trust 33 and Ohio Insured Trust 110), as of November 30, 2000 and the related statements of operations and changes in net assets for the periods indicated on the face of the financial statements. These financial statements are the responsibility of the Sponsor (See Note 1). Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. In addition, securities owned as of November 30, 2000 were confirmed by direct correspondence with the Trustee.
We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the trusts constituting the Nuveen Tax-Free Unit Trust, Series 709, as of November 30, 2000, the results of their operations and changes in their net assets for the periods indicated on the face of the financial statements, in conformity with accounting principles generally accepted in the United States.
                       ARTHUR ANDERSEN LLP
Chicago, Illinois,
March 15, 2001.
      PAGE  21
Prospectus

Part Two must be accompanied by Part One
Sponsor                      John Nuveen & Co. Incorporated
                              333 West Wacker Drive
                              Chicago, Illinois 60606
                              312.917.7700
                             Swiss Bank Tower
                              10 East 50th Street
                              New York, New York 10022
                              212.207.2000
Trustee                      The Chase Manhattan Bank
                              4 New York Plaza
                              New York, New York 10004-2413
                               800.257.8787
Legal Counsel                Chapman and Cutler
 to Sponsor                   111 West Monroe Street
                              Chicago, Illinois  60603
Legal Counsel                Carter, Ledyard & Milburn
 to Trustee                   2 Wall Street
                              New York, New York  10005
Independent                  Arthur Andersen LLP
 Public Accountants           33 West Monroe Street
 for the Trust                Chicago, Illinois  60603
Except as to the statements made herein furnished by the Trustee, the Trustee has assumed no responsibility for the accuracy, adequacy and completeness of the information contained in this Prospectus.
This Prospectus does not contain all of the information set forth in the registration statement and exhibits relating thereto, filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933, and to which reference is made.
No person is authorized to give any information or to make any representations not contained in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee or the Sponsor. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any State to any person to whom it is not lawful to make such offer in such state. The Trust is registered as a Unit Investment Trust under the Investment Company Act of 1940. Such registration does not imply that the Trust or any of its Units has been guaranteed, sponsored, recommended or approved by the United States or any State or agency or officer thereof.
      PAGE  22
Statement of differences between electronic filing and printed document. Pursuant to Rule 499(C) (7) under the Securities Act of 1933 and Rule 0-11 under the Investment Company Act of 1940, Registrant hereby identifies those differences in the foregoing document between the electronic format in which
it is filed and the printed form in which it will be circulated:      (1) The
printed and distributed Prospectus may be paged differently because the printed document may contain a different amount of information on each page
from that contained in the electronic transmission.      (2) In the printed
document, footnote symbols may include a "Dagger" or multiple "Dagger". The "Dagger" symbol is represented as # in the electronic document.
                              Signatures
     Pursuant to the requirements of the Securities Act of 1933, the undersigned Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment of its Registration Statement pursuant to Rule 485(B) under the Securities Act of 1933 and has duly caused this post-effective amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Chicago and state of Illinois on this March 26, 2001.
                                      Nuveen Tax-Free Unit Trust
                                       Series 709
                                      By/S/Gifford R. Zimmerman
                                            Vice President
                                      By/S/Nicholas Dalmaso
                                            Assistant Secretary
                                                    or
                                       By/S/Jessica Droeger
                                            Assistant Secretary
     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following persons in the capacities and on the date indicated:
         Signatures                 *Title                        Date
Timothy R. Schwertfeger      Chairman, Board of Directors and Chief
                              Executive Officer
John P. Amboian              President
Stephen D. Foy               Vice President and Manager    (Principal
                              Accounting Officer)
                                                       ______________________
                                                     /s/ Gifford R. Zimmerman
                                                         Attorney-in-Fact**
     *The titles of the persons named herein represent their capacity in and relationship to John Nuveen & Co. Incorporated, The Sponsor.
    **An executed copy of each of the related Powers of Attorney has been filed with the Securities and Exchange Commission with the Amendment to the Registration Statement on Form S-6 of the Nuveen Tax-Exempt Unit Trust, Series 671 (File No. 33-49175). The aforesaid Powers of Attorney are incorporated herein by this reference.
                       Nuveen Code of Ethics
     Incorporated by reference to Amendment No. 3 to Form S-6 (File No. 333-96279) filed on behalf of Nuveen Unit Trusts, Series 82.
                       Consent of Independent Public Accountants
     As Independent Public Accountants, we hereby consent to the use of our Report and to all references to our firm included in this Post-Effective Amendment of Registration Statement.
                        *Arthur Andersen LLP
Chicago, Illinois
 March 26, 2001
 DOCUMENT
   TYPE  EX-27.1 NAT INS 262
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000882997
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  709
   NAME  NATIONAL INSURED TRUST
   NUMBER  262
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST    12,897,750
   INVESTMENTS-AT-VALUE    12,971,876
   RECEIVABLES       216,636
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS    13,188,512
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES       147,433
   TOTAL-LIABILITIES       147,433
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK   131,536
   SHARES-COMMON-PRIOR   143,241
   ACCUMULATED-NII-CURRENT        78,830
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS        31,544
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC        74,126
   NET-ASSETS    13,041,079
   DIVIDEND-INCOME  0
   INTEREST-INCOME       750,332
   OTHER-INCOME  0
   EXPENSES-NET        18,378
   NET-INVESTMENT-INCOME       731,954
   REALIZED-GAINS-CURRENT        20,650
   APPREC-INCREASE-CURRENT       489,139
   NET-CHANGE-FROM-OPS     1,241,743
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       739,922
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD   150,000
   NUMBER-OF-SHARES-REDEEMED    18,464
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS      -626,276
   ACCUMULATED-NII-PRIOR        86,797
   ACCUMULATED-GAINS-PRIOR        10,894
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.2 INS STATE GA 33
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000882997
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  709
   NAME  GEORGIA INSURED TRUST
   NUMBER  33
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     2,171,642
   INVESTMENTS-AT-VALUE     2,185,771
   RECEIVABLES        44,445
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     2,230,216
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES         4,844
   TOTAL-LIABILITIES         4,844
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    22,328
   SHARES-COMMON-PRIOR    25,231
   ACCUMULATED-NII-CURRENT        25,569
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS       -19,006
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC        14,129
   NET-ASSETS     2,225,372
   DIVIDEND-INCOME  0
   INTEREST-INCOME       124,233
   OTHER-INCOME  0
   EXPENSES-NET         3,754
   NET-INVESTMENT-INCOME       120,479
   REALIZED-GAINS-CURRENT         2,897
   APPREC-INCREASE-CURRENT       102,413
   NET-CHANGE-FROM-OPS       225,789
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       123,594
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    35,000
   NUMBER-OF-SHARES-REDEEMED    12,672
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS      -169,897
   ACCUMULATED-NII-PRIOR        28,684
   ACCUMULATED-GAINS-PRIOR       -21,903
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.3 INS STATE OH 110
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000882997
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  709
   NAME  OHIO INSURED TRUST
   NUMBER  110
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     3,046,563
   INVESTMENTS-AT-VALUE     3,071,476
   RECEIVABLES        42,857
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     3,114,333
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        22,318
   TOTAL-LIABILITIES        22,318
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    31,047
   SHARES-COMMON-PRIOR    32,070
   ACCUMULATED-NII-CURRENT        35,042
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS         3,028
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC        24,913
   NET-ASSETS     3,092,015
   DIVIDEND-INCOME  0
   INTEREST-INCOME       165,753
   OTHER-INCOME  0
   EXPENSES-NET         4,751
   NET-INVESTMENT-INCOME       161,002
   REALIZED-GAINS-CURRENT         6,031
   APPREC-INCREASE-CURRENT       119,744
   NET-CHANGE-FROM-OPS       286,777
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       162,078
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    35,000
   NUMBER-OF-SHARES-REDEEMED     3,953
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS        26,966
   ACCUMULATED-NII-PRIOR        36,118
   ACCUMULATED-GAINS-PRIOR        -3,004
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0